Offerings - Offering: 1	May 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,900,000
Proposed Maximum Offering Price per Unit	13.16
Maximum Aggregate Offering Price	$ 25,004,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,828.11
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional securities that may be offered or issued pursuant to the Delek US Holdings, Inc. 2016 Long-Term Incentive Plan, as amended (the “2016 Plan”) as a result of adjustments for stock dividends, stock splits or similar transactions effected without receipt of consideration, that increase the number of outstanding shares of the common stock, par value $0.01 per share (the “Common Stock”) of Delek US Holdings, Inc. (the “Company”).
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, based upon the average of the high and low sales prices of the Common Stock on the New York Stock Exchange on April 30, 2025.
The Company is registering an additional 1,900,000 shares of Common Stock relating to the 2016 Plan. Pursuant to General Instruction E to Form S-8, the fee set forth in the table above is only with respect to those additional shares.